Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Detail) - USD ($) $ in Thousands			6 Months Ended
		Sep. 15, 2016	Jun. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill				$ 625,518		$ 616,088	$ 588,434
Total consideration			$ 1,613
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash		$ 3,168
Property, plant and equipment		939
Goodwill	[1]	34,576
Intangible assets	[2]	8,644
Accounts receivable		11,725
Unbilled revenue		2,814
Prepayments and other current assets		1,673
Accounts payable		(621)
Other liabilities		(4,515)
Non-current other liabilities		(7)
Net assets acquired		58,396
Cash outflows (including other liabilities assumed of $9.2 million)		52,396
Assessment of valuation of contingent consideration at acquisition		6,000		$ 0	$ 6,000
Total consideration		$ 58,396

[1]	*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.
[2]	**The Company has made an initial estimate of separate intangible assets acquired of $8.6 million, being customer relationships and order book assets. This assessment is under review and will be finalized within 12 months of the date of acquisition.